Long-Term Debt and Short-Term Borrowings - Credit Facilities (Details) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)
Five-year credit facility agreement
Debt instrument
Term of debt instrument	5 years	5 years
Credit facility amount prior to new agreement	$ 2,250
Current borrowing capacity		$ 3,750
Maximum increase available subject to lender approval		1,250
Maximum borrowing capacity including portion subject to lender approval		$ 5,000
Required minimum EBITDA to Interest Ratio		3.0
Number of consecutive quarters over which the ratio of required EBITDA to Interest Ratio is calculated		4
Actual EBITDA to Interest Ratio		29
Stand alone letters of credit and bank guarantees
Debt instrument
Amount of stand alone letters of credit and bank guarantees outstanding utilized in connection with normal business activities		$ 288